UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 7.4%
Diversified Consumer Services 0.8%
LifeLock, Inc.* (a)	250,000	5,102,500
Internet & Catalog Retail 6.6%
Amazon.com, Inc.*	68,500	24,570,265
Priceline.com, Inc.*	18,100	20,722,509

		45,292,774
Health Care 0.5%
Health Care Technology
HealthStream, Inc.*	117,000	3,395,340
Industrials 1.6%
Machinery 0.5%
Proto Labs, Inc.* (a)	40,000	3,174,400
Professional Services 1.1%
WageWorks, Inc.* (a)	123,000	7,649,370
Information Technology 87.5%
Communications Equipment 6.0%
Ciena Corp.* (a)	15,000	349,950
Cisco Systems, Inc. (a)	781,284	17,117,932
F5 Networks, Inc.* (a)	35,000	3,745,000
QUALCOMM, Inc.	266,454	19,776,216

		40,989,098
Computers & Peripherals 9.0%
Apple, Inc.	91,700	45,905,020
EMC Corp. (a)	335,800	8,139,792
SanDisk Corp. (a)	20,300	1,411,865
Seagate Technology PLC (a)	52,000	2,748,720
Western Digital Corp.	40,000	3,446,800

		61,652,197
Electronic Equipment, Instruments & Components 1.3%
Neonode, Inc.* (a)	566,250	3,221,963
TE Connectivity Ltd.	97,000	5,481,470

		8,703,433
Internet Software & Services 25.1%
ChannelAdvisor Corp.* (a)	12,479	541,215
Cornerstone OnDemand, Inc.* (a)	115,000	6,560,750
Criteo SA (ADR)* (a)	112,500	3,958,875
E2open, Inc.* (a)	211,000	5,053,450
eBay, Inc.*	178,810	9,512,692
Equinix, Inc.* (a)	23,700	4,389,240
Facebook, Inc. "A"*	349,000	21,836,930
Google, Inc. "A"*	75,061	88,644,789
IAC/InterActiveCorp.	251,500	17,615,060
LinkedIn Corp. "A"*	14,000	3,012,940
Saba Software, Inc.*	113,000	1,469,000
Telecity Group PLC	47,416	556,692
Textura Corp.* (a)	134,080	4,215,475
Yahoo!, Inc.* (a)	139,400	5,021,188

		172,388,296
IT Services 14.2%
Accenture PLC "A"	85,200	6,805,776
Alliance Data Systems Corp.* (a)	22,500	5,392,350
Cognizant Technology Solutions Corp. "A"*	165,000	15,991,800
EPAM Systems, Inc.*	210,500	8,609,450
Fiserv, Inc.*	141,800	7,947,890
International Business Machines Corp.	14,700	2,597,196
InterXion Holding NV*	174,210	4,289,050
MasterCard, Inc. "A"	228,000	17,255,040
Teradata Corp.* (a)	104,600	4,301,152
Visa, Inc. "A" (a)	111,800	24,085,074

		97,274,778
Semiconductors & Semiconductor Equipment 12.2%
Ambarella, Inc.* (a)	67,000	2,146,010
Applied Materials, Inc. (a)	340,700	5,730,574
Avago Technologies Ltd.	143,572	7,844,774
Cavium, Inc.* (a)	124,500	4,627,665
Freescale Semiconductor Ltd.* (a)	255,000	4,623,150
Integrated Device Technology, Inc.*	206,100	1,988,865
Intel Corp. (a)	71,700	1,759,518
Lam Research Corp.*	126,000	6,376,860
MA-COM Technology Solutions Holdings, Inc.* (a)	243,510	4,139,670
MaxLinear, Inc. "A"*	434,700	4,460,022
Microchip Technology, Inc. (a)	94,800	4,252,728
Micron Technology, Inc.*	187,000	4,308,480
NXP Semiconductor NV*	263,550	12,742,643
Semtech Corp.*	193,000	4,402,330
Spansion, Inc. "A"*	264,000	3,960,000
Teradyne, Inc.* (a)	173,000	3,254,130
Texas Instruments, Inc.	64,300	2,726,320
Xilinx, Inc.	94,000	4,363,480

		83,707,219
Software 19.7%
Adobe Systems, Inc.*	50,000	2,959,500
Allot Communications Ltd.* (a)	208,000	3,332,160
ANSYS, Inc.*	42,300	3,321,819
Bottomline Technologies de, Inc.* (a)	115,000	3,981,300
Cadence Design Systems, Inc.* (a)	598,000	8,443,760
Check Point Software Technologies Ltd.* (a)	54,700	3,579,021
Citrix Systems, Inc.*	11,600	627,212
FireEye, Inc.* (a)	38,000	2,773,620
Gigamon, Inc.* (a)	107,000	3,259,220
Imperva, Inc.* (a)	106,340	5,848,700
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	0
Microsoft Corp.	1,177,825	44,580,676
Oracle Corp.	581,971	21,474,730
PTC, Inc.*	177,000	6,315,360
Qlik Technologies, Inc.*	173,438	4,686,295
Salesforce.com, Inc.* (a)	196,600	11,900,198
ServiceNow, Inc.* (a)	40,000	2,537,200
Silver Spring Networks, Inc.* (a)	199,000	3,392,950
Tangoe, Inc.* (a)	136,000	2,479,280

		135,493,001
Telecommunication Services 0.0%
Wireless Telecommunication Services
RingCentral, Inc. "A"* (a)	16,000	292,000

Total Common Stocks (Cost $366,388,671)		665,114,406
Other Investments 0.4%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,402,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	126,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	707,235
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	4,305
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	478,500

Total Other Investments (Cost $14,511,076)		2,718,540
Securities Lending Collateral 26.0%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $178,697,342)	178,697,342	178,697,342
Cash Equivalents 1.4%
Central Cash Management Fund, 0.04% (c) (Cost $9,541,780)	9,541,780	9,541,780

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $569,138,869) †	124.8	856,072,068
Other Assets and Liabilities, Net (a)	(24.8)	(170,092,732)

Net Assets	100.0	685,979,336

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $561,913,923.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $294,158,145.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $314,783,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,625,214.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $173,289,359, which is 25.3% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,116,717	1,402,500	0.21
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	126,000	0.02
Alloy Ventures 2000 LP **	April 2000 to August 2007	4,373,336	707,235	0.10
Asset Management Association 1998 LP **	December 1998 to November 2001	2,496,671	4,305	0.00
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	478,500	0.07
Total Restricted Securities		14,511,076	2,718,540	0.40

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$50,395,274	$—	$—	$50,395,274
Health Care	3,395,340	—	—	3,395,340
Industrials	10,823,770	—	—	10,823,770
Information Technology	599,651,330	556,692	0	600,208,022
Telecommunication Services	292,000	—	—	292,000
Other Investments	—	—	2,718,540	2,718,540
Short-Term Investments (e)	188,239,122	—	—	188,239,122

Total	$852,796,836	$556,692	$2,718,540	$856,072,068

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014